Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
10.	Leases

The Company`s leases include offices worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably certain that the Company will exercise the option.

For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023

Components of lease expenses
Operating lease cost	$1,406	$3,318	$3,833
Short-term lease	$51	$462	$861
Total lease expenses	$1,457	$3,780	$4,694

	Year ended December 31,
	2021	2022	2023

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$1,015	$2,212	$3,391

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$17,329	$2,862	$6,565

For the year ended December 31, 2022 and 2023, the weighted average remaining lease term is 8.04 and 6.88 years, respectively and the weighted average discount rate is 3.82 percent and 4.16 percent, respectively. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2023 were as follows:

December 31, 2023
(in thousands)

Year Ending December 31,
2024	$4,104
2025	3,869
2026	3,905
2027	3,816
2028	3,717
Thereafter	7,240
Total operating lease payments	$26,651
Less: imputed interest	3,329
Total	$23,322